INTANGIBLE ASSETS, NET - Summary (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 14,747,462	¥ 13,984,092
Accumulated amortization	(12,890,142)	(10,315,903)
Net carrying amount	1,857,320	3,668,189	$ 269,286
Trademarks
INTANGIBLE ASSETS, NET
Gross carrying amount	8,983,153	8,248,272
Accumulated amortization	(8,503,451)	(6,165,790)
Net carrying amount	¥ 479,702	¥ 2,082,482
Trademarks | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Trademarks | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
Domain name
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 3,820,913	¥ 3,792,424
Accumulated amortization	(3,618,766)	(3,576,528)
Net carrying amount	¥ 202,147	¥ 215,896
Domain name | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Domain name | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
License
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Gross carrying amount	¥ 1,943,396	¥ 1,943,396
Accumulated amortization	(767,925)	(573,585)
Net carrying amount	¥ 1,175,471	¥ 1,369,811